Capital risk management and fair value measurements - Fair value estimation (Details) - Borrowings - Not measured at fair value in statement of financial position but for which fair value is disclosed - USD ($)
$ in Millions
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,382.6	$ 3,347.9
Fair value	$ 3,357.4	$ 3,342.6